Subsequent Events	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 22. Subsequent Events
On April 12, 2023, the Company entered into separate definitive agreements (the “Agreements”) with each of Centerbridge Partners, L.P. (“Centerbridge”) and funds managed by Oaktree Capital Management, L.P. (“Oaktree”) to effect a series of integrated transactions designed to increase the attractiveness of the Company to investors, including by simplifying the Company’s capital stock by converting all outstanding Series A Preferred Stock into a single class of Common Stock, on or about July 3, 2023, subject to certain conditions.
Pursuant to the Agreements and subject to the completion of the debt financing described below, the Company’s Series A Preferred Stock will convert into shares of the Company’s Common Stock in a manner similar to the conversion procedures of an Automatic Conversion Event set forth in the existing Certificate of Designations for the Series A Preferred Stock. The conversion will occur pursuant to an amendment and restatement of the Certificate of Designations for the Series A Preferred Stock, which has been approved by the Board of Directors and consented to by Centerbridge and Oaktree as the holders of a majority of the Series A Preferred Stock.
The Company will repurchase approximately $280 million and $290 million of Series A Preferred Stock from Centerbridge and Oaktree, respectively, for a total of $570 million, at a cash price of $8.10 per share which will be adjusted to equal the volume-weighted average price of the Common Stock for the fifteen trading days following the announcement of the transactions, subject to a minimum price of $7.875 per share and a maximum price of $8.50 per share.
In addition, all holders of Series A Preferred Stock will receive an amount equal to:
•$0.17 per share, representing the preference dividends that will accrue on the Series A Preferred Stock from April 1, 2023 through June 30, 2023; plus
•Approximately $0.6835 per share, representing other accrued and unpaid preference dividends on the Series A Preferred Stock; and
•$0.144375 per share, representing the preference dividends that would have accrued on the Series A Preferred Stock from July 1, 2023 through September 30, 2023.
Other than the preference dividend that would have accrued through September 30, 2023, which will be paid in cash, these amounts may be paid to all holders in cash, stock, or a combination of cash and stock, at the election of the Company, and any stock issued will be valued at the adjusted purchase price paid to Centerbridge and Oaktree.
The repurchases will be funded with approximately $700 million of new debt, which is expected to be in the form of a new term loan B under the Company’s existing credit agreement, subject to certain modifications related to the transaction, and is expected to be consummated in Q2 2023.
The repurchase of the shares of Series A Preferred Stock from Centerbridge and Oaktree pursuant to the Agreements is subject to the completion of the debt financing, the effectiveness of the amended and restated Certificate of Designations for the Series A Preferred Stock, and certain other customary conditions. The conversion of the Series A Preferred Stock into shares of Common Stock pursuant to the amended and restated Certificate of Designations for the Series A Preferred Stock is subject to the completion of the repurchases of the shares of Series A Preferred Stock from Centerbridge and Oaktree.
The Company has also announced an increase in its share repurchase authorization to $250 million. Under the share repurchase program, the Company may repurchase shares of Series A Preferred Stock or Common Stock in open market transactions, privately negotiated purchases and other transactions from time to time.
As part of the Agreements, Centerbridge and Oaktree have also agreed with the Company to certain changes to their governance rights under the Company’s governance documents, including a reduction of their existing board nomination rights, as well as lock-up restrictions on their equity securities of the Company for up to twelve months, and certain limits on their ability to purchase additional equity securities of the Company and to voting limitations, in each case for a period of up to eighteen months.